Apr. 24, 2025
JNL Government Money Market Fund
Investment Objective.
The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL Government Money Market Fund		Class I		Class SL
Management Fee		0.08%		0.08%
Distribution and/or Service (12b-1) Fees		none		none
Other Expenses		0.11%	[1]	0.11%	[2]
Total Annual Fund Operating Expenses		0.19%		0.19%
Less Waiver/Reimbursement	[3]			0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement				0.09%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	JNAM has contractually agreed to waive 100.00% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class SL administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - JNL Government Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	19	61	107	243
Class SL	9	51	97	233

Principal Investment Strategies.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to September 19, 2016, the Fund was operated as a prime money market fund. Effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Performance prior to February 1, 2024 reflects the Fund’s results when managed by the former sub-adviser, Wellington Management Company LLP.

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund added the Bloomberg U.S. Aggregate Index as the Fund’s primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.

The 7-day yield of the Class I (formerly named Institutional Class) on December 31, 2024, was 4.36%.

The 7-day yield of the Class SL on December 31, 2024, was 4.46%.

Annual Total Returns as of December 31

Best Quarter (ended 12/31/2023): 1.32%; Worst Quarter (ended 3/31/2022): 0.00% Best Quarter (ended 3/31/2024): 1.32%; Worst Quarter (ended 12/31/2024): 1.18%
Average Annual Total Returns as of 12/31/2024
Average Annual Total Returns - JNL Government Money Market Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I		5.13%	2.32%	1.64%
Class I | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)		1.25%	(0.33%)	1.35%
Class I | Bloomberg USD 1 Month Cash Deposit Index SPLICE (reflects no deduction for fees, expenses, or taxes)	[1]	5.40%	2.53%	1.77%
Class SL		5.25%			5.25%	May 01, 2023
Class SL | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)		1.25%			1.87%
Class SL | Bloomberg USD 1 Month Cash Deposit Index SPLICE (reflects no deduction for fees, expenses, or taxes)	[2]	5.40%			5.42%
[1]	Index performance through December 30, 2020 reflects the performance of the FTSE U.S. Treasury Bill Index (1-month). Index performance beginning December 31, 2020 reflects the performance of the Bloomberg USD 1 Month Cash Deposit Index SPLICE.
[2]	Index performance through December 30, 2020 reflects the performance of the FTSE U.S. Treasury Bill Index (1-month). Index performance beginning December 31, 2020 reflects the performance of the Bloomberg USD 1 Month Cash Deposit Index SPLICE.

JNL Government Money Market Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
JNL Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
JNL Government Money Market Fund | Risk Not Insured [Member]
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
JNL Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
JNL Government Money Market Fund | Fixed-income risk [Member]
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

JNL Government Money Market Fund | Income risk [Member]
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

JNL Government Money Market Fund | Interest rate risk [Member]
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

JNL Government Money Market Fund | Repurchase agreements, purchase and sale contracts risk [Member]
●	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.

JNL Government Money Market Fund | U.S. Government securities risk [Member]
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.